Leases - Schedule of future minimum lease payments under non-cancelable operating leases (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 230,663
2028	238,313
2029	223,229
2029	194,674
Total future undiscounted lease payments	886,879
Less: imputed interest	(152,058)
Present value of operating lease liabilities	734,821	$ 676,854
Less: Current portion of operating lease liabilities	(164,940)	(160,016)
Operating lease liabilities, net of current portion	$ 569,881	$ 516,838